Acquisitions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Market shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets paid in cash	$ 477,389	$ 297,305	$ 585,054
2018 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	489,671
Total purchase price of outdoor advertising assets paid in cash	8,554
Total purchase price consisting of cash	477,389
Portion of acquired assets assigned to goodwill	182,117
Total acquired intangible assets	402,740
Amount deductible for tax purposes	0
Aggregate amortization expense related to acquisition	2,681
2018 Acquisitions [Member] | Other [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 220,623
Weighted average useful life	14 years
2018 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 33,310
Weighted average useful life	7 years
2018 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 186,635
Weighted average useful life	15 years
2018 Acquisitions [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Issuance of common stock | shares	163,137
Issuance of common stock, value	$ 12,282
Fairway Outdoor Advertising [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 418,500
Number of business acquired | Market	5
Portion of acquired assets assigned to property, plant and equipment	$ 91,173
Portion of acquired assets assigned to intangibles	156,319
Portion of acquired assets assigned to goodwill	$ 182,117
2017 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets		300,185
Portion of acquired assets assigned to goodwill		13,925
Total acquired intangible assets		258,187
Amount deductible for tax purposes		0
Aggregate amortization expense related to acquisition		6,106
Total purchase price of outdoor advertising assets paid in cash		297,305
Non cash consideration of outdoor advertising assets		2,880
Gain on exchange of outdoor advertising assets		2,389
2017 Acquisitions [Member] | Other [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 244,262
Weighted average useful life		14 years
2017 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 26,397
Weighted average useful life		7 years
2017 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 216,510
Weighted average useful life		15 years